UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2024

BrandywineGLOBAL —

ALTERNATIVE CREDIT FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s objective is to provide positive returns independent of market cycles through a high level of income and capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL — Alternative Credit Fund for the six-month reporting period ended April 30, 2024. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

Effective January 17, 2024, Michael Arno, CFA, Renato Latini, CFA, John McClain, CFA, and William Zox, CFA joined the Fund’s portfolio management team.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2024

II	BrandywineGLOBAL — Alternative Credit Fund

Performance review

For the six months ended April 30, 2024, Class IS shares of BrandywineGLOBAL — Alternative Credit Fund returned 4.82%. The Fund’s unmanaged benchmark, the FTSE 3-Month U.S. Treasury Bill Indexi, returned 2.77% for the same period.

Performance Snapshot as of April 30, 2024 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — Alternative Credit Fund:
Class A	4.62%
Class C	4.28%
Class FI	4.49%
Class I	4.78%
Class IS	4.82%
FTSE 3-Month U.S. Treasury Bill Index	2.77%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would have been lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended April 30, 2024 for Class A, Class C, Class FI, Class I and Class IS shares were 7.34%, 6.88%, 6.23%, 7.85% and 7.95%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class FI, Class I and Class IS shares were 7.04%, 6.66%, 5.32%, 7.52% and 7.67%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

The Fund is the successor to an institutional account (the “Predecessor”). On November 29, 2013, the Predecessor transferred its assets to the Fund in exchange for the Fund’s Class IS shares.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2024, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 1.78%, 2.50%, 1.85%, 1.60% and 1.43%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

BrandywineGLOBAL — Alternative Credit Fund	III

Performance review (cont’d)

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.65% for Class A shares, 2.40% for Class C shares, 1.65% for Class FI shares, 1.35% for Class I shares and 1.25% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2024

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High yield bonds, known as “junk bonds”, possess greater price volatility, illiquidity and possibility of default than higher-grade bonds. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. International investments are subject to special risks, including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund. Equity securities are subject to market and price fluctuations. The Fund may use derivatives to a significant extent, which could result in substantial losses and greater volatility in the Fund’s net assets. Derivatives, such as

IV	BrandywineGLOBAL — Alternative Credit Fund

options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Potential active and frequent trading may result in higher transaction costs and increased investor liability. The use of leverage may increase volatility and possibility of loss. The Fund is non-diversified and may invest its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. The managers’ investment style may become out of favor and/or the managers’ selection process may prove incorrect, which may have a negative impact on the Fund’s performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	FTSE 3-Month U.S. Treasury Bill Index is an unmanaged index generally representative of the average yield of 3-month U.S. Treasury bills.

BrandywineGLOBAL — Alternative Credit Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2024 and October 31, 2023 and does not include derivatives, such as futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2023 and held for the six months ended April 30, 2024.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.62%	$1,000.00	$1,046.20	1.62%	$8.24	Class A	5.00%	$1,000.00	$1,016.81	1.62%	$8.12
Class C	4.28	1,000.00	1,042.80	2.32	11.78	Class C	5.00	1,000.00	1,013.33	2.32	11.61
Class FI	4.49	1,000.00	1,044.90	1.65	8.39	Class FI	5.00	1,000.00	1,016.66	1.65	8.27
Class I	4.78	1,000.00	1,047.80	1.35	6.87	Class I	5.00	1,000.00	1,018.15	1.35	6.77
Class IS	4.82	1,000.00	1,048.20	1.25	6.37	Class IS	5.00	1,000.00	1,018.65	1.25	6.27

2	BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report

[1]	For the six months ended April 30, 2024.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2024

BrandywineGLOBAL — Alternative Credit Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 49.8%
Communication Services — 5.2%
Diversified Telecommunication Services — 2.1%
Level 3 Financing Inc., Senior Secured Notes	10.500%	5/15/30	730,000	$727,023	(a)
Telecom Argentina SA, Senior Notes	8.500%	8/6/25	723,600	712,415	(a)
Total Diversified Telecommunication Services				1,439,438
Interactive Media & Services — 0.4%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	350,000	296,239	(a)
Media — 2.0%
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	660,000	665,872	(a)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	720,000	695,418	(a)
Total Media				1,361,290
Wireless Telecommunication Services — 0.7%
CSC Holdings LLC, Senior Notes	5.500%	4/15/27	630,000	517,071	(a)
Total Communication Services				3,614,038
Consumer Discretionary — 8.3%
Diversified Consumer Services — 1.0%
Graham Holdings Co., Senior Notes	5.750%	6/1/26	700,000	694,032	(a)
Hotels, Restaurants & Leisure — 4.6%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	770,000	689,766	(a)
Grupo Posadas SAB de CV, Senior Secured Notes, Step bond (7.000% to 12/30/25 then 8.000%)	7.000%	12/30/27	790,000	729,763	(b)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,100,000	1,098,595	(a)
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	740,000	703,525	(a)
Total Hotels, Restaurants & Leisure				3,221,649
Household Durables — 1.4%
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	940,000	969,215	(a)
Specialty Retail — 1.3%
FirstCash Inc., Senior Notes	4.625%	9/1/28	980,000	907,605	(a)
Total Consumer Discretionary				5,792,501
Consumer Staples — 1.1%
Tobacco — 1.1%
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	800,000	728,159	(a)
Energy — 15.4%
Energy Equipment & Services — 1.0%
Transocean Titan Financing Ltd., Senior Secured Notes	8.375%	2/1/28	660,000	678,139	(a)

See Notes to Financial Statements.

4	BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report

BrandywineGLOBAL — Alternative Credit Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — 14.4%
Chord Energy Corp., Senior Notes	6.375%	6/1/26	635,000	$635,291	(a)
Energean Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	760,000	716,471	(b)
Greenfire Resources Ltd., Senior Secured Notes	12.000%	10/1/28	630,000	668,364	(a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	770,000	807,882	(a)
Leviathan Bond Ltd., Senior Secured Notes	6.125%	6/30/25	820,000	799,541	(b)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	320,000	301,047	(b)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	410,000	392,402	(a)
New Fortress Energy Inc., Senior Secured Notes	8.750%	3/15/29	160,000	156,188	(a)
NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes	8.125%	2/15/29	1,010,000	1,026,938	(a)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	950,000	831,136
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Senior Notes	7.875%	11/1/28	700,000	720,492	(a)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	840,000	816,851	(a)
Venture Global LNG Inc., Senior Secured Notes	8.125%	6/1/28	725,000	741,909	(a)
YPF SA, Senior Notes	8.500%	7/28/25	740,000	721,209	(b)
YPF SA, Senior Secured Notes	9.000%	2/12/26	720,000	726,170	(b)
Total Oil, Gas & Consumable Fuels				10,061,891
Total Energy				10,740,030
Financials — 9.2%
Banks — 1.1%
KeyBank NA, Senior Notes (SOFR + 0.320%)	5.674%	6/14/24	750,000	749,624	(c)
Capital Markets — 2.0%
Blue Owl Technology Finance Corp., Senior Notes	4.750%	12/15/25	740,000	710,124	(a)
Golub Capital BDC Inc., Senior Notes	7.050%	12/5/28	670,000	677,211
Total Capital Markets				1,387,335
Consumer Finance — 1.8%
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	544,000	501,730	(a)
Synchrony Financial, Senior Notes	2.875%	10/28/31	990,000	780,828
Total Consumer Finance				1,282,558
Financial Services — 4.3%
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	1,050,000	1,046,254	(a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	840,000	809,286	(a)

See Notes to Financial Statements.

BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2024

BrandywineGLOBAL — Alternative Credit Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Financial Services — continued
GGAM Finance Ltd., Senior Notes	7.750%	5/15/26	670,000	$681,118	(a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	510,000	474,308	(a)
Total Financial Services				3,010,966
Total Financials				6,430,483
Health Care — 0.5%
Health Care Providers & Services — 0.5%
Star Parent Inc., Senior Secured Notes	9.000%	10/1/30	360,000	377,028	(a)
Industrials — 4.6%
Building Products — 1.1%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	10.250%	10/15/28	720,000	759,334	(a)
Construction & Engineering — 1.2%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	900,000	837,699	(a)
Passenger Airlines — 1.2%
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	830,000	803,081	(a)
Trading Companies & Distributors — 1.1%
AerCap Holdings NV, Senior Notes (5.875% to 10/10/24 then 5 year Treasury Constant Maturity Rate + 4.535%)	5.875%	10/10/79	800,000	791,381	(c)
Total Industrials				3,191,495
Information Technology — 2.2%
Communications Equipment — 0.9%
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	720,000	659,604	(a)
IT Services — 1.0%
Sabre GLBL Inc., Senior Secured Notes	8.625%	6/1/27	770,000	681,970	(a)
Software — 0.3%
MicroStrategy Inc., Senior Secured Notes	6.125%	6/15/28	185,000	171,626	(a)
Total Information Technology				1,513,200
Materials — 3.3%
Chemicals — 0.8%
Braskem Idesa SAPI, Senior Secured Notes	7.450%	11/15/29	240,000	189,725	(a)
Braskem Netherlands Finance BV, Senior Notes	8.500%	1/12/31	360,000	366,181	(a)
Total Chemicals				555,906
Metals & Mining — 2.5%
CSN Resources SA, Senior Notes	8.875%	12/5/30	570,000	571,905	(a)
ERO Copper Corp., Senior Notes	6.500%	2/15/30	115,000	108,982	(a)

See Notes to Financial Statements.

6	BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report

BrandywineGLOBAL — Alternative Credit Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Mineral Resources Ltd., Senior Notes	9.250%	10/1/28	670,000	$703,223	(a)
Taseko Mines Ltd., Senior Secured Notes	8.250%	5/1/30	380,000	386,547	(a)
Total Metals & Mining				1,770,657
Total Materials				2,326,563
Total Corporate Bonds & Notes (Cost — $33,783,602)				34,713,497
Collateralized Mortgage Obligations (d) — 27.7%
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA7 B1 (30 Day Average SOFR + 3.650%)	8.980%	11/25/41	1,110,000	1,156,395	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-HQA5 B1 (30 Day Average SOFR + 4.000%)	9.330%	11/25/50	1,850,000	2,088,920	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	9.545%	9/25/31	1,838,673	1,968,054	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R04 2B1 (30 Day Average SOFR + 5.364%)	10.695%	6/25/39	2,452,876	2,632,345	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.545%	7/25/39	1,614,029	1,691,424	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R06 2B1 (30 Day Average SOFR + 3.864%)	9.195%	9/25/39	2,626,581	2,736,840	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2020-R02 2B1 (30 Day Average SOFR + 3.114%)	8.445%	1/25/40	2,360,000	2,426,265	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R02 2B1 (30 Day Average SOFR + 4.500%)	9.830%	1/25/42	920,000	968,865	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2024-R03 2B1 (30 Day Average SOFR + 2.800%)	8.130%	3/25/44	720,000	722,373	(a)(c)
Radnor RE Ltd., 2023-1 M1B (30 Day Average SOFR + 4.350%)	9.680%	7/25/33	460,000	478,156	(a)(c)
Wells Fargo Commercial Mortgage Trust, 2019-C51 D	3.000%	6/15/52	3,689,000	2,458,528	(a)
Total Collateralized Mortgage Obligations (Cost — $19,338,242)				19,328,165

See Notes to Financial Statements.

BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2024

BrandywineGLOBAL — Alternative Credit Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 7.4%
Brazil — 0.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	3,450,000	BRL	$631,997
Colombia — 2.7%
Colombian TES, Bonds	7.250%	10/18/34	3,282,000,000	COP	665,075
Colombian TES, Bonds	7.250%	10/26/50	7,180,000,000	COP	1,238,278
Total Colombia					1,903,353
Mexico — 2.8%
Mexican Bonos, Bonds	7.500%	5/26/33	26,300,000	MXN	1,310,198
Mexican Bonos, Senior Notes	7.750%	11/23/34	13,300,000	MXN	665,134
Total Mexico					1,975,332
Panama — 1.0%
Panama Government International Bond, Senior Notes	3.870%	7/23/60	480,000		263,905
Panama Government International Bond, Senior Notes	4.500%	1/19/63	655,000		401,662
Total Panama					665,567
Total Sovereign Bonds (Cost — $5,525,828)					5,176,249
Senior Loans — 4.7%
Consumer Discretionary — 1.4%
Textiles, Apparel & Luxury Goods — 1.4%
Hanesbrands Inc., Initial Tranche Term Loan B (1 mo. Term SOFR + 3.750%)	9.066%	3/8/30	997,481		999,556	(c)(e)(f)
Energy — 1.1%
Oil, Gas & Consumable Fuels — 1.1%
Prairie ECI Acquiror LP, Initial Term Loan B2 (1 mo. Term SOFR + 4.750%)	10.066%	8/1/29	800,000		801,900	(c)(e)(f)
Health Care — 0.6%
Health Care Technology — 0.6%
Cotiviti Holdings Inc., Term Loan	—	2/21/31	400,000		400,832	(g)
Industrials — 1.6%
Passenger Airlines — 1.6%
WestJet Loyalty LP, Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.048%	2/14/31	1,080,000		1,083,316	(c)(e)(f)
Total Senior Loans (Cost — $3,252,748)					3,285,604
Asset-Backed Securities — 2.5%
Bain Capital Credit CLO Ltd., 2020-1A DR (3 mo. Term SOFR + 3.700%)	9.023%	4/18/33	650,000		650,000	(c)

See Notes to Financial Statements.

8	BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report

BrandywineGLOBAL — Alternative Credit Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Asset-Backed Securities — continued
Bain Capital Credit CLO Ltd., 2021-4A D (3 mo. Term SOFR + 3.362%)	8.686%	10/20/34	260,000		$258,567	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2012-4A BR3 (3 mo. Term SOFR + 1.862%)	7.186%	4/22/32	330,000		330,156	(a)(c)
Neuberger Berman Loan Advisers CLO Ltd., 2017-26A D (3 mo. Term SOFR + 2.912%)	8.239%	10/18/30	500,000		500,248	(a)(c)
Total Asset-Backed Securities (Cost — $1,743,134)					1,738,971
Total Investments before Short-Term Investments (Cost — $63,643,554)					64,242,486
Short-Term Investments — 6.4%
Sovereign Bonds — 4.2%
Egypt Treasury Bills	26.484%	10/22/24	31,975,000	EGP	597,228	(h)
Egypt Treasury Bills	26.282%	12/17/24	62,375,000	EGP	1,125,036	(h)
Egypt Treasury Bills	25.786%	3/11/25	68,700,000	EGP	1,178,490	(h)
Total Sovereign Bonds (Cost — $2,813,959)					2,900,754

			Shares
Money Market Funds — 2.2%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $1,570,385)	5.252%		1,570,385		1,570,385	(i)(j)
Total Short-Term Investments (Cost — $4,384,344)					4,471,139
Total Investments — 98.5% (Cost — $68,027,898)					68,713,625
Other Assets in Excess of Liabilities — 1.5%					1,074,098
Total Net Assets — 100.0%					$69,787,723

See Notes to Financial Statements.

BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2024

BrandywineGLOBAL — Alternative Credit Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	All or a portion of this loan has not settled as of April 30, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(h)	Rate shown represents yield-to-maturity.

(i)	Rate shown is one-day yield as of the end of the reporting period.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2024, the total market value of investments in Affiliated Companies was $1,570,385 and the cost was $1,570,385 (Note 8).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

COP	— Colombian Peso

EGP	— Egyptian Pound

MXN	— Mexican Peso

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

At April 30, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	552,840	BRL	2,940,000	HSBC Securities Inc.	7/19/24	$(8,890)
MXN	22,100,000	USD	1,281,694	Citibank N.A.	7/23/24	(8,998)

See Notes to Financial Statements.

10	BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report

BrandywineGLOBAL — Alternative Credit Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,280,751	MXN	22,100,000	Morgan Stanley & Co. Inc.	7/23/24	$8,055
COP	7,270,000,000	USD	1,851,286	JPMorgan Chase & Co.	7/30/24	(24,569)
USD	1,820,253	COP	7,270,000,000	JPMorgan Chase & Co.	7/30/24	(6,464)
Net unrealized depreciation on open forward foreign currency contracts						$(40,866)

Abbreviation(s) used in this table:

BRL	— Brazilian Real

COP	— Colombian Peso

MXN	— Mexican Peso

USD	— United States Dollar

At April 30, 2024, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at April 30, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Barclays Bank PLC (Panama Government International Bond, 8.875%, due 9/30/27)	$3,420,000	12/20/33	2.616%	1.000% quarterly	$(386,221)	$(353,586)	$(32,635)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2024

BrandywineGLOBAL — Alternative Credit Fund

Summary of Investments by Country#
United States	64.7%
Mexico	5.4
Canada	4.3
Argentina	3.1
Colombia	2.8
Israel	2.7
Brazil	2.4
Ireland	2.1
Cayman Islands	2.1
Chile	1.2
Australia	1.0
Panama	1.0
Bermuda	0.7
Short-Term Investments	6.5
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2024 and are subject to change.

See Notes to Financial Statements.

12	BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $66,457,513)	$67,143,240
Investments in affiliated securities, at value (Cost — $1,570,385)	1,570,385
Foreign currency, at value (Cost — $138)	137
Cash	8,303
Receivable for securities sold	2,370,203
Interest and dividends receivable from unaffiliated investments	921,074
Deposits with brokers for OTC derivatives	360,000
Receivable for Fund shares sold	14,264
Dividends receivable from affiliated investments	10,201
Unrealized appreciation on forward foreign currency contracts	8,055
Receivable for open OTC swap contracts	3,990
Prepaid expenses	32,317
Total Assets	72,442,169

Liabilities:
Payable for securities purchased	2,073,870
OTC swaps, at value (premiums received — $353,586)	386,221
Investment management fee payable	49,412
Unrealized depreciation on forward foreign currency contracts	48,921
Payable for Fund shares repurchased	16,483
Trustees’ fees payable	3,258
Service and/or distribution fees payable	1,240
Accrued expenses	75,041
Total Liabilities	2,654,446
Total Net Assets	$69,787,723

Net Assets:
Par value (Note 7)	$78
Paid-in capital in excess of par value	201,465,240
Total distributable earnings (loss)	(131,677,595)
Total Net Assets	$69,787,723

See Notes to Financial Statements.

BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report	13

Statement of assets and liabilities (unaudited) (cont’d)

April 30, 2024

Net Assets:
Class A	$4,222,183
Class C	$420,408
Class FI	$100,632
Class I	$24,184,484
Class IS	$40,860,016

Shares Outstanding:
Class A	472,122
Class C	47,210
Class FI	11,211
Class I	2,705,923
Class IS	4,557,740

Net Asset Value:
Class A (and redemption price)	$8.94
Class C*	$8.91
Class FI (and redemption price)	$8.98
Class I (and redemption price)	$8.94
Class IS (and redemption price)	$8.96
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.29

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

14	BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2024

Investment Income:
Interest	$3,080,774
Dividends from affiliated investments	62,871
Less: Foreign taxes withheld	(6,654)
Total Investment Income	3,136,991

Expenses:
Investment management fee (Note 2)	413,460
Registration fees	39,587
Fund accounting fees	34,727
Transfer agent fees (Notes 2 and 5)	31,405
Audit and tax fees	22,567
Legal fees	16,734
Service and/or distribution fees (Notes 2 and 5)	9,391
Shareholder reports	7,003
Trustees’ fees	3,001
Custody fees	631
Commitment fees (Note 9)	343
Insurance	333
Miscellaneous expenses	4,374
Total Expenses	583,556
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(109,516)
Net Expenses	474,040
Net Investment Income	2,662,951

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(1,690,486)
Futures contracts	(408,061)
Swap contracts	(72,613)
Forward foreign currency contracts	92,607
Foreign currency transactions	(11,128)
Net Realized Loss	(2,089,681)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	4,247,959
Futures contracts	(1,088,662)
Swap contracts	(78,609)
Forward foreign currency contracts	(325,422)
Foreign currencies	1,421
Change in Net Unrealized Appreciation (Depreciation)	2,756,687
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	667,006
Increase in Net Assets From Operations	$3,329,957

See Notes to Financial Statements.

BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report	15

Statements of changes in net assets

For the Six Months Ended April 30, 2024 (unaudited) and the Year Ended October 31, 2023	2024	2023

Operations:
Net investment income	$2,662,951	$5,930,818
Net realized loss	(2,089,681)	(15,051,347)
Change in net unrealized appreciation (depreciation)	2,756,687	6,883,191
Increase (Decrease) in Net Assets From Operations	3,329,957	(2,237,338)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(2,700,010)	(4,600,014)
Decrease in Net Assets From Distributions to Shareholders	(2,700,010)	(4,600,014)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	9,238,708	15,930,481
Reinvestment of distributions	2,698,004	4,590,579
Cost of shares repurchased	(19,440,630)	(55,402,358)
Decrease in Net Assets From Fund Share Transactions	(7,503,918)	(34,881,298)
Decrease in Net Assets	(6,873,971)	(41,718,650)

Net Assets:
Beginning of period	76,661,694	118,380,344
End of period	$69,787,723	$76,661,694

See Notes to Financial Statements.

16	BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$8.87	$9.54	$10.28	$9.75	$10.56	$10.21

Income (loss) from operations:
Net investment income	0.32	0.53	0.26	0.29	0.24	0.19
Net realized and unrealized gain (loss)	0.08	(0.79)	(0.78)	0.78	(0.71)	0.36
Total income (loss) from operations	0.40	(0.26)	(0.52)	1.07	(0.47)	0.55

Less distributions from:
Net investment income	(0.33)	(0.41)	(0.22)	(0.54)	(0.34)	(0.20)
Total distributions	(0.33)	(0.41)	(0.22)	(0.54)	(0.34)	(0.20)

Net asset value, end of period	$8.94	$8.87	$9.54	$10.28	$9.75	$10.56
Total return[3]	4.62%	(2.91)%	(5.15)%	11.07%	(4.47)%	5.43%

Net assets, end of period (000s)	$4,222	$5,403	$12,257	$11,942	$9,840	$7,644

Ratios to average net assets:
Gross expenses	1.89%[4]	1.79%[5]	1.69%[5]	1.69%[5]	1.71%[5]	1.67%[5]
Net expenses[6,7]	1.62 [4]	1.61 [5]	1.65 [5]	1.65 [5]	1.65 [5]	1.65 [5]
Net investment income	7.06 [4]	5.68	2.61	2.79	2.48	1.87

Portfolio turnover rate	87%	169%	182%	187%	73%	184%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$8.83	$9.47	$10.20	$9.67	$10.49	$10.14

Income (loss) from operations:
Net investment income	0.28	0.45	0.19	0.21	0.17	0.12
Net realized and unrealized gain (loss)	0.10	(0.78)	(0.76)	0.77	(0.72)	0.35
Total income (loss) from operations	0.38	(0.33)	(0.57)	0.98	(0.55)	0.47

Less distributions from:
Net investment income	(0.30)	(0.31)	(0.16)	(0.45)	(0.27)	(0.12)
Total distributions	(0.30)	(0.31)	(0.16)	(0.45)	(0.27)	(0.12)

Net asset value, end of period	$8.91	$8.83	$9.47	$10.20	$9.67	$10.49
Total return[3]	4.28%	(3.63)%	(5.67)%	10.22%	(5.26)%	4.64%

Net assets, end of period (000s)	$420	$460	$3,079	$2,767	$4,877	$7,503

Ratios to average net assets:
Gross expenses	2.58%[4]	2.50%	2.40%	2.40%[5]	2.44%[5]	2.40%[5]
Net expenses[6,7]	2.32 [4]	2.33	2.36	2.36 [5]	2.40 [5]	2.40 [5]
Net investment income	6.41 [4]	4.76	1.96	2.03	1.73	1.12

Portfolio turnover rate	87%	169%	182%	187%	73%	184%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$8.83	$9.51	$10.26	$9.73	$10.53	$10.19

Income (loss) from operations:
Net investment income	0.30	0.53	0.31	0.29	0.24	0.19
Net realized and unrealized gain (loss)	0.10	(0.80)	(0.83)	0.77	(0.72)	0.35
Total income (loss) from operations	0.40	(0.27)	(0.52)	1.06	(0.48)	0.54

Less distributions from:
Net investment income	(0.25)	(0.41)	(0.23)	(0.53)	(0.32)	(0.20)
Total distributions	(0.25)	(0.41)	(0.23)	(0.53)	(0.32)	(0.20)

Net asset value, end of period	$8.98	$8.83	$9.51	$10.26	$9.73	$10.53
Total return[3]	4.49%	(2.89)%	(5.18)%	11.04%	(4.51)%	5.34%

Net assets, end of period (000s)	$101	$3,721	$4,087	$104	$107	$378

Ratios to average net assets:
Gross expenses	2.08%[4]	1.85%	1.73%	1.81%	1.70%[5]	1.65%[5]
Net expenses[6,7]	1.65 [4]	1.65	1.65	1.65	1.65 [5]	1.65 [5]
Net investment income	6.69 [4]	5.71	3.24	2.78	2.41	1.88

Portfolio turnover rate	87%	169%	182%	187%	73%	184%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$8.86	$9.54	$10.29	$9.76	$10.57	$10.22

Income (loss) from operations:
Net investment income	0.33	0.56	0.29	0.33	0.27	0.22
Net realized and unrealized gain (loss)	0.09	(0.80)	(0.79)	0.77	(0.71)	0.36
Total income (loss) from operations	0.42	(0.24)	(0.50)	1.10	(0.44)	0.58

Less distributions from:
Net investment income	(0.34)	(0.44)	(0.25)	(0.57)	(0.37)	(0.23)
Total distributions	(0.34)	(0.44)	(0.25)	(0.57)	(0.37)	(0.23)

Net asset value, end of period	$8.94	$8.86	$9.54	$10.29	$9.76	$10.57
Total return[3]	4.78%	(2.70)%	(4.91)%	11.53%	(4.19)%	5.76%

Net assets, end of period (000s)	$24,184	$27,338	$49,984	$50,981	$119,524	$490,097

Ratios to average net assets:
Gross expenses	1.72%[4]	1.60%	1.44%	1.35%	1.34%	1.35%[5]
Net expenses[6]	1.35 [4,7]	1.35 [7]	1.35 [7]	1.31 [7]	1.32 [7]	1.35 [5]
Net investment income	7.38 [4]	5.96	2.96	3.17	2.70	2.16

Portfolio turnover rate	87%	169%	182%	187%	73%	184%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$8.89	$9.57	$10.31	$9.77	$10.59	$10.24

Income (loss) from operations:
Net investment income	0.33	0.57	0.28	0.33	0.28	0.24
Net realized and unrealized gain (loss)	0.08	(0.80)	(0.76)	0.79	(0.73)	0.35
Total income (loss) from operations	0.41	(0.23)	(0.48)	1.12	(0.45)	0.59

Less distributions from:
Net investment income	(0.34)	(0.45)	(0.26)	(0.58)	(0.37)	(0.24)
Total distributions	(0.34)	(0.45)	(0.26)	(0.58)	(0.37)	(0.24)

Net asset value, end of period	$8.96	$8.89	$9.57	$10.31	$9.77	$10.59
Total return[3]	4.82%	(2.48)%	(4.73)%	11.58%	(4.19)%	5.85%

Net assets, end of period (000s)	$40,860	$39,739	$48,973	$148,457	$86,118	$156,278

Ratios to average net assets:
Gross expenses	1.51%[4]	1.43%	1.29%	1.29%	1.28%[5]	1.25%[5]
Net expenses[6,7]	1.25 [4]	1.25	1.25	1.25	1.25 [5]	1.25 [5]
Net investment income	7.49 [4]	6.09	2.84	3.19	2.83	2.27

Portfolio turnover rate	87%	169%	182%	187%	73%	184%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.25%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Alternative Credit Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee

22	BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report

(the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$34,713,497	—	$34,713,497
Collateralized Mortgage Obligations	—	19,328,165	—	19,328,165
Sovereign Bonds	—	5,176,249	—	5,176,249
Senior Loans	—	3,285,604	—	3,285,604
Asset-Backed Securities	—	1,738,971	—	1,738,971
Total Long-Term Investments	—	64,242,486	—	64,242,486
Short-Term Investments†:
Sovereign Bonds	—	2,900,754	—	2,900,754
Money Market Funds	$1,570,385	—	—	1,570,385
Total Short-Term Investments	1,570,385	2,900,754	—	4,471,139
Total Investments	$1,570,385	$67,143,240	—	$68,713,625
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$8,055	—	$8,055
Total	$1,570,385	$67,151,295	—	$68,721,680

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$48,921	—	$48,921
OTC Credit Default Swaps on Sovereign Issues — Sell Protection‡	—	386,221	—	386,221
Total	—	$435,142	—	$435,142

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

24	BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

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Notes to financial statements (unaudited) (cont’d)

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of April 30, 2024, the total notional value of all credit default swaps to sell protection was $3,420,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended April 30, 2024, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of

26	BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report

values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from

BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions,

28	BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report

expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

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Notes to financial statements (unaudited) (cont’d)

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2024, the Fund held forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $435,142. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of April 30, 2024, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $360,000 which could be used to reduce the required payment.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

30	BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. FTFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 1.15% of the Fund’s average daily net assets.

FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Brandywine Global a fee monthly, at an annual rate equal to 90% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.65%, 2.40%, 1.65%, 1.35% and 1.25%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in

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Notes to financial statements (unaudited) (cont’d)

an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2024, fees waived and/or expenses reimbursed amounted to $109,516, which included an affiliated money market fund waiver of $1,018.

FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at April 30, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires October 31, 2024	$4,191	$2,226	$196	$37,847	$43,944
Expires October 31, 2025	4,591	1,202	1,627	49,043	47,385
Expires October 31, 2026	13,417	1,445	8,100	101,365	78,384
Expires October 31, 2027	6,242	567	2,067	45,847	53,775
Total fee waivers/expense reimbursements subject to recapture	$28,441	$5,440	$11,990	$234,102	$223,488

For the six months ended April 30, 2024, FTFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended April 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $796 was earned by Investor Services.

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment.

This CDSC only applies to those purchases of Class A shares, which, when combined with

32	BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report

current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$7
CDSCs	—

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$44,671,630	$14,816,193
Sales	49,852,996	20,980,537

At April 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$68,027,898	$2,160,720	$(1,474,993)	$685,727
Forward foreign currency contracts	—	8,055	(48,921)	(40,866)
Swap contracts	(353,586)	—	(32,635)	(32,635)

BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2024.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$8,055

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Forward foreign currency contracts	$48,921	—	$48,921
OTC swap contracts[2]	—	$386,221	386,221
Total	$48,921	$386,221	$435,142

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Futures contracts	$11,617	—	—	$(419,678)	$(408,061)
Swap contracts	—	—	$(72,613)	—	(72,613)
Forward foreign currency contracts	—	$92,607	—	—	92,607
Total	$11,617	$92,607	$(72,613)	$(419,678)	$(388,067)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Futures contracts	$(81,473)	—	—	$(1,007,189)	$(1,088,662)
Swap contracts	—	—	$(78,609)	—	(78,609)
Forward foreign currency contracts	—	$(325,422)	—	—	(325,422)
Total	$(81,473)	$(325,422)	$(78,609)	$(1,007,189)	$(1,492,693)

34	BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report

During the six months ended April 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)†	$2,765,491
Forward foreign currency contracts (to buy)	3,774,381
Forward foreign currency contracts (to sell)	4,821,535

Average Notional Balance
Credit default swap contracts (buy protection)†	$1,250,070
Credit default swap contracts (sell protection)	977,143

†	At April 30, 2024, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of April 30, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Barclays Capital Inc.	—	$(386,221)	$(386,221)	$360,000	$(26,221)
Citibank N.A.	—	(8,998)	(8,998)	—	(8,998)
HSBC Securities Inc.	—	(8,890)	(8,890)	—	(8,890)
JPMorgan Chase & Co.	—	(31,033)	(31,033)	—	(31,033)
Morgan Stanley & Co. Inc.	$8,055	—	8,055	—	8,055
Total	$8,055	$(435,142)	$(427,087)	$360,000	$(67,087)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$6,002	$3,094
Class C	2,180	154
Class FI	1,209	1,619
Class I	—	26,141
Class IS	—	397
Total	$9,391	$31,405

For the six months ended April 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$6,309
Class C	573
Class FI	2,077
Class I	46,195
Class IS	54,362
Total	$109,516

6. Distributions to shareholders by class

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
Net Investment Income:
Class A	$170,917	$335,984
Class C	14,360	24,283
Class FI	2,715	177,818
Class I	931,618	1,923,293
Class IS	1,580,400	2,138,636
Total	$2,700,010	$4,600,014

7. Shares of beneficial interest

At April 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

36	BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	13,847	$124,492	272,292	$2,616,623
Shares issued on reinvestment	19,110	170,571	36,141	334,069
Shares repurchased	(170,215)	(1,527,338)	(983,614)	(9,271,043)
Net decrease	(137,258)	$(1,232,275)	(675,181)	$(6,320,351)

Class C
Shares sold	1,995	$17,809	4,156	$39,544
Shares issued on reinvestment	1,613	14,360	2,628	24,283
Shares repurchased	(8,517)	(75,802)	(279,774)	(2,652,109)
Net decrease	(4,909)	$(43,633)	(272,990)	$(2,588,282)

Class FI
Shares sold	6,423	$56,430	79,531	$736,688
Shares issued on reinvestment	301	2,715	19,353	177,796
Shares repurchased	(416,859)	(3,710,875)	(107,183)	(986,759)
Net decrease	(410,135)	$(3,651,730)	(8,299)	$(72,275)

Class I
Shares sold	629,256	$5,653,546	877,116	$8,184,231
Shares issued on reinvestment	104,419	931,396	207,138	1,917,498
Shares repurchased	(1,112,323)	(9,938,476)	(3,236,760)	(29,911,197)
Net decrease	(378,648)	$(3,353,534)	(2,152,506)	$(19,809,468)

Class IS
Shares sold	378,307	$3,386,431	465,232	$4,353,395
Shares issued on reinvestment	176,471	1,578,962	231,042	2,136,933
Shares repurchased	(467,562)	(4,188,139)	(1,341,992)	(12,581,250)
Net increase (decrease)	87,216	$777,254	(645,718)	$(6,090,922)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

all or some portion of the six months ended April 30, 2024. The following transactions were effected in such company for the six months ended April 30, 2024.

	Affiliate Value at October 31,	Purchased		Sold
	2023	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$924,775	$32,688,801	32,688,801	$32,043,191	32,043,191

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)		Affiliate Value at April 30, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$62,871	—		$1,570,385

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2024.

10. Deferred capital losses

As of October 31, 2023, the Fund had deferred capital losses of $125,178,278, which have no expiration date, that will be available to offset future taxable capital gains.

38	BrandywineGLOBAL — Alternative Credit Fund 2024 Semi-Annual Report

BrandywineGLOBAL —

Alternative Credit Fund

Trustees

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien*

Chair

Thomas F. Schlafly

Jane Trust

*	Effective February 7, 2024, Mr. O’Brien became Chair of the Board.

Investment manager

Franklin Templeton Fund Adviser, LLC

Subadviser

Brandywine Global Investment

Management, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

BrandywineGLOBAL — Alternative Credit Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — Alternative Credit Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Alternative Credit Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Legg Mason Funds

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

BWXX016457 6/24 SR24-4887

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 26, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 26, 2024